INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES
	December 31,
	2024	2025	2025
	SGD’000	SGD’000	US$’000
Raw materials	9,295	5,720	4,448
Work-in-progress	2,536	2,920	2,271
Finished goods	813	562	437
Total inventory	12,644	9,202	7,156